Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss for the year	$ (76,830,805)	$ (52,046,622)
Items not affecting cash:
Goodwill impairment	31,281,286
Amortization and depreciation	16,707,844	9,518,471
Share-based compensation	7,751,370	18,918,489
Interest and accretion	2,334,783	1,294,774
Deferred tax recovery	(2,302,219)	(1,133,687)
Share of net (income) loss from investment in associates and joint ventures	(1,241,684)	266,641
Gain on sale of intangible assets	(4,876,659)
Loss on settlement of deferred payment liability	3,302,824
(Gain) loss on revaluation of deferred payment liability	(621,780)	181,707
Foreign exchange gain	(775,004)	(172,776)
Gain on player buyouts	(518,581)
Gain on settlement of accounts payable	(587,769)
Loss on derecognition of long-term debt	482,282
Gain on repayment of long-term debt		(39,502)
Gain on settlement of long-term debt		(11,991)
Loss on settlement of vendor-take-back loan		316,241
Shares for services	(179,374)	173,567
Provisions	479,007
Change in fair value of investment		444,764
Changes in working capital:
Changes in trade and other receivables	(3,328,743)	(8,322,247)
Changes in prepaid expenses	128,180	(1,599,739)
Changes in loans receivable	125,995	37,500
Changes in accounts payable and accrued liabilities	944,457	7,687,368
Changes in contract liabilities	1,142,087	1,284,406
Changes in income tax receivable and payable	98,932	(174,052)
Income tax paid	(156,784)	(301,975)
Net cash used in operating activities	(26,640,355)	(23,678,663)
Cash flows from investing activities
Cash paid for mergers and acquisitions	(2,937,520)	(36,222,278)
Cash acquired from mergers and acquisitions	1,748,602	2,406,356
Proceeds from sale of intangible assets	5,460,959
Proceeds from player buyouts, net of transaction costs	518,581
Repayment of deferred payment liability	(472,833)
Proceeds from redemption of investments	6,865
Investment in associates and joint venture		(125,000)
Acquisition of property and equipment	(11,278)	(3,398)
Net cash provided by (used in) investing activities	4,313,376	(33,944,320)
Cash flows from financing activities
Proceeds from the issuance of shares for Offerings, net of transaction costs		95,146,338
Proceeds from long-term debt, net of transaction costs	9,758,128	10,823,240
Repayment of long-term debt	(2,588,238)	(23,773,470)
Proceeds from exercise of options	289,034	784,431
Repayment of vendor-take-back loan		(6,158,329)
Repayment of other long-term debt	(12,871)	(5,561)
Lease payments	(948,040)	(802,013)
Net cash provided by financing activities	6,498,013	76,014,636
Foreign exchange effect on cash	590,220	(61,214)
Net change in cash	(15,238,746)	18,330,439
Cash, beginning of year	22,654,262	4,323,823
Cash, end of year	$ 7,415,516	$ 22,654,262